Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AllianceBernstein Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 31, 2011
AllianceBernstein International Value Portfolio | AllianceBernstein International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.04%
After 1 Year	rr_ExpenseExampleYear01	4
After 3 Years	rr_ExpenseExampleYear03	13
After 5 Years	rr_ExpenseExampleYear05	23
After 10 Years	rr_ExpenseExampleYear10	51
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	36.84%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(50.01%)
Annual Return 2009	rr_AnnualReturn2009	35.44%
Annual Return 2010	rr_AnnualReturn2010	4.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.67%)
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005
AllianceBernstein International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianceBernstein International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. Under normal market conditions, the Portfolio invests significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Portfolio invests, under normal market conditions, in companies in at least three countries other than the United States.

The Portfolio invests in companies that the Adviser's Bernstein unit ("Bernstein") determines are undervalued, using a fundamental value approach. In selecting securities for the Portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose stocks are priced low in relation to their perceived long-term earnings power.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 2,000 international and emerging market companies. In selecting securities for the Portfolio's portfolio, Bernstein looks for companies with attractive valuation (for example, with low price to book ratios) and compelling success factors (for example, momentum and return on equity). Bernstein then uses this information to calculate an expected return. Returns and rankings are updated on a daily basis. The rankings are used to determine prospective candidates for further fundamental research and, subsequently, possible addition to the portfolio. Typically, Bernstein's fundamental research analysts focus their research on the most attractive 30% of the universe.

Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context. The Adviser typically projects a company's financial performance over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. Bernstein focuses on the valuation implied by the current price, relative to the earnings the company will be generating five years from now, or "normalized" earnings, assuming average mid-economic cycle growth for the fifth year.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency positions unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Portfolio may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multi-national companies and "semi-governmental securities", and enter into forward commitments. The Portfolio may enter into derivatives transactions, such as options, futures, forwards and swap agreements.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
o Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio's value approach, may be underperforming the market generally.

o Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

o Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

o Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.

o Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

o Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2011, the year-to-date unannualized return for the Portfolio's shares was -21.18%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best quarter was up 26.71%, 2nd quarter, 2009; and Worst quarter was down -25.67%, 4th quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2010)
AllianceBernstein International Value Portfolio | ACWI ex U.S. Index (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.82%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005	[2]
AllianceBernstein International Value Portfolio | MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes except the reinvestment of dividends net U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.46%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2005	[2]

[1]	Inception date is 5/20/05.
[2]	The Portfolio's broad-based index used for comparison purposes has changed from the MSCI EAFE Index (Net) to ACWI ex U.S. Index because the new index more closely resembles its investments.